LEASE LIABILITY	12 Months Ended
Mar. 31, 2026
Lease liabilities [abstract]
LEASE LIABILITY [Text Block]

9. LEASE LIABILITY

During the year ended March 31, 2021, the Company entered into a lease agreement for its manufacturing facility in Guelph, Ontario. The initial term of the lease was for three years commencing on February 1, 2021, subject to a right of extension. In July 2023, the Company acted upon the renewal option for an additional 36 months, extending to January 31, 2027.

The lease liability relates to the above noted agreement. The lease liability as at March 31, 2026 and March 31, 2025 is as follows:

	March 31, 2026 $	March 31, 2025 $

Lease liability	161,737	333,727
Less: current portion	(161,737)	(171,990)
Long-term portion	-	161,737

Interest expense recognised on the lease liability for the year ended March 31, 2026 was $33,450 (2025: $54,311).